Goodwill and Other Intangible Assets - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Community
U.S Operating Segment
Goodwill [Line Items]
Number of regions in U.S. considered reporting unit	16
International Operating Segment
Goodwill [Line Items]
Number of countries considers reporting unit	8